August 11, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	abrdn Funds
Post-Effective Amendment No. 130
Securities Act File No. 333-146680
Investment Company Act File No. 811-22132

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), on behalf of abrdn Funds (the “Trust”), the undersigned hereby certifies that:

(1)	the forms of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act for each series of the Trust would not have differed from those contained in Post-Effective Amendment No. 130 to the Trust’s Registration Statement on Form N-1A (the “Amendment”); and

(2)	the text of the Amendment was filed electronically with the Securities and Exchange Commission on August 4, 2025 and became effective on August 4, 2025.

If you have any questions regarding this certification, please contact me at 215-405-2487.

Sincerely,

/s/ Andrew Kim
Andrew Kim

cc:	Lucia Sitar, Esq., abrdn Inc.
Thomas C. Bogle, Esq., Dechert LLP
Stephanie A. Capistron, Esq., Dechert LLP
Louis Rosenbaum, Esq., Dechert LLP

abrdn Inc.

1900 Market Street, Suite 200, Philadelphia PA 19103

Telephone: (215) 405-5700

abrdn Inc. is an Investment Adviser registered with the US Securities and Exchange Commission under the Investment Advisers Act of 1940.